Post employment benefits - Narrative (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2027 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2030 USD ($)	Dec. 31, 2030 GBP (£)	Dec. 31, 2030 EUR (€)	Dec. 31, 2027 USD ($)	Dec. 31, 2027 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plans		$ 72	$ 70	$ 62
Cash contributions to plans on next year	$ 59
Inventories		$ 10,529	$ 10,658
United Kingdom
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate		97.00%	96.00%
Hedging instrument, inflation rate		100.00%	100.00%
Percentage of UK plans of total plan liabilities		65.00%
Inventories		$ 739	$ 926
United Kingdom | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year					$ 569	£ 430
Ireland
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate		93.00%	93.00%
Hedging instrument, inflation rate		75.00%	109.00%
Ireland | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year					$ 44		€ 39	$ 44	€ 39